Income taxes - Summary of income tax contingencies (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning of year	$ 45,865	$ 32,906	$ 0
Increases to tax positions related to prior years	2,406	8,404	31,778
Decreases to tax positions related to prior years	(6,912)	0	0
Settlements during current year	(5,121)	0	0
Interest and penalties	5,687	4,555	1,128
Balance, end of year	$ 41,925	$ 45,865	$ 32,906